Debt Securities Issued - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Accrued interest debt securities issued	₸ 2,062	₸ 3,998